Concentrations of Credit Risk - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Deposit with bank insured amount	$ 250,000	$ 250,000
Total FHLB deposits	5,600,000	800,000
Total deposits at federal reserve	7,100,000	4,700,000
Total deposits at BBVA	$ 26,300,000	$ 9,700,000